Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,981,000.00
Previously Paid Amount	0.00
Total Fee Amount	694.35
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 694.35
Narrative - Max Aggregate Offering Price	$ 7,981,000.00
Final Prospectus	true